Vessels, Port Terminals and Other Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2016
Vessels, Port Terminals and Other Fixed Assets, net

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$2,434,639	$(610,678)	$1,823,961
Additions	93,211	(48,504)	44,707
Balance June 30, 2016	$2,527,850	$(659,182)	$1,868,668